Summary Information for Restricted Stock Awards and Incentive Compensation Stock Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock - Service Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2017	307,317
Number of Awards, Awarded	80,181
Number of Awards, Distributed	(68,828)
Number of Awards, Forfeited	(3,830)
Number of Awards, December 31, 2017	314,840	307,317
Weighted-Average Grant-Date Fair Value, January 1, 2017	$ 125.36
Weighted-Average Grant-Date Fair Value, Awarded	213.76	$ 128.48	$ 154.26
Weighted-Average Grant-Date Fair Value, Distributed	121.40
Weighted-Average Grant-Date Fair Value, Forfeited	156.40
Weighted-Average Grant-Date Fair Value, December 31, 2017	$ 151.84	$ 125.36
Restricted Stock - Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2017	111,317
Number of Awards, Awarded	47,997
Number of Awards, Distributed	(17,692)
Number of Awards, Forfeited	(1,623)
Number of Awards, December 31, 2017	139,999	111,317
Weighted-Average Grant-Date Fair Value, January 1, 2017	$ 122.22
Weighted-Average Grant-Date Fair Value, Awarded	207.73	$ 124.41	108.53
Weighted-Average Grant-Date Fair Value, Distributed	129.14
Weighted-Average Grant-Date Fair Value, Forfeited	150.38
Weighted-Average Grant-Date Fair Value, December 31, 2017	$ 150.34	$ 122.22
Incentive Compensation Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2017	40,549
Number of Awards, Awarded	19,981
Number of Awards, Distributed	(21,784)
Number of Awards, Forfeited	(236)
Number of Awards, December 31, 2017	38,510	40,549
Weighted-Average Grant-Date Fair Value, January 1, 2017	$ 114.44
Weighted-Average Grant-Date Fair Value, Awarded	208.68	$ 124.41	$ 108.53
Weighted-Average Grant-Date Fair Value, Distributed	108.44
Weighted-Average Grant-Date Fair Value, Forfeited	124.41
Weighted-Average Grant-Date Fair Value, December 31, 2017	$ 166.67	$ 114.44